Stockholders' Deficit (Details) - USD ($)										1 Months Ended	2 Months Ended		12 Months Ended
	Dec. 12, 2025	Dec. 01, 2025	Nov. 04, 2025	Sep. 09, 2025	Sep. 03, 2025	Sep. 01, 2025	Jun. 20, 2025	May 06, 2025	Sep. 06, 2024	Jul. 31, 2025	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2025
Stockholders’ Deficit [Line Items]
Preferred shares, shares authorized													100,000,000	100,000,000
Preferred shares, par value (in Dollars per share)													$ 0.0001	$ 0.0001	$ 1.15
Preferred shares, shares issued													0	0
Preferred shares, shares outstanding													0	0
Shares issued, value (in Dollars)													$ 4,273,616	$ 3,628,191
Subscription receivable (in Dollars)													2,480,727
Conversio amount (in Dollars)													4,137,288
Fair value of warrants (in Dollars)													4,613,800
Stock-based compensation (in Dollars)													1,162,531
General and administrative expenses (in Dollars)												$ 333,781	$ 11,928,581	$ 2,111,753
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Number of warrants issued													11,500,000
Warrant [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued													1
Number of warrants issued					150,709
The June and July 2025 Notes [Member]
Stockholders’ Deficit [Line Items]
Number of shares converted										237,104
Senior Convertible Notes [Member]
Stockholders’ Deficit [Line Items]
Conversio amount (in Dollars)													$ 917,016
Member of Board [Member]
Stockholders’ Deficit [Line Items]
Outstanding amount settled (in Dollars)								$ 50,716
Ordinary Shares [Member]
Stockholders’ Deficit [Line Items]
Ordinary shares, par value (in Dollars per share)													$ 0.0001
Ordinary Shares [Member] | June 2024 Notes [Member]
Stockholders’ Deficit [Line Items]
Number of shares converted							555,781
Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued									609,250
Securities Purchase Agreement [Member] | Ordinary Shares [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued													466,631
Senior Convertible Notes Agreement [Member] | Warrant [Member]
Stockholders’ Deficit [Line Items]
Number of warrants issued													215,299
Fair value of warrants (in Dollars)													$ 799,888
Future Global Resources Limited (“FGR”) [Member] | Ordinary Shares [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued													4,384,852
Shares issued, value (in Dollars)													$ 2,480,727
Mr. Salgar [Member]
Stockholders’ Deficit [Line Items]
Stock-based compensation (in Dollars)						$ 32,301
Think Katalyst LLC [Member]
Stockholders’ Deficit [Line Items]
Stock-based compensation (in Dollars)			$ 1,076,667
General and administrative expenses (in Dollars)			$ 538,033
Business Combination [Member]
Stockholders’ Deficit [Line Items]
Number of shares converted													723,594
Subscription receivable (in Dollars)													$ 2,480,727
Business Combination [Member] | Ordinary Shares [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued													394,204
Number of shares converted													772,305
Business Combination [Member] | Blue Cayman 2 [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued													4,384,852
Class A Ordinary Shares [Member]
Stockholders’ Deficit [Line Items]
Preferred shares, par value (in Dollars per share)															$ 0.06
Ordinary shares, shares authorized													400,000,000	400,000,000
Ordinary shares, par value (in Dollars per share)													$ 0.0001	$ 0.0001
Ordinary shares, shares issued													34,677,492	9,776,421
Ordinary shares, shares outstanding													34,677,492	9,776,421
Class A Ordinary Shares [Member] | The June and July 2025 Notes [Member]
Stockholders’ Deficit [Line Items]
Number of shares converted										237,104
Class A Ordinary Shares [Member] | Senior Convertible Notes [Member]
Stockholders’ Deficit [Line Items]
Number of shares converted													321,189
Class A Ordinary Shares [Member] | Member of Board [Member]
Stockholders’ Deficit [Line Items]
Shares issued for services								5,072
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued											8,990,123		1,903,848	772,305
Shares issued, value (in Dollars)											$ 899		$ 189	$ 77
Shares issued for services													947,963	13,993
Class A Ordinary Shares [Member] | Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Number of shares converted									12,185,000
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued	5,072
Class A Ordinary Shares [Member] | City First Loan Agreement [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued		250,000
Class A Ordinary Shares [Member] | Mr. Salgar [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued						10,000
Shares issued for services						10,000
Class A Ordinary Shares [Member] | Think Katalyst LLC [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued			500,000
Shares issued for services			500,000
Commitment Shares [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued					69,419
Commitment Shares [Member] | Tumin [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued				69,419